Retirement Plans (Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retirement Plans [Abstract]
Defined contribution plans expense	$ 14,467	$ 11,970	$ 13,838